UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  March 31, 2008
Check here if Amendment [   ]; Amendment Number:
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:      Guinness Atkinson Asset Management Inc
Address:   14 Queen Anne s Gate
           London, England
           SW1H 9AA
Form 13F File Number:      -
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name:      Giles Robinette
Title:     Compliance Officer
Phone:     +44(0)20 7222 1665
Signature, Place, and Date of Signing:
  /s/ Giles Robinette        London, England            April 29, 2008

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       57
Form 13F Information Table Value Total:       118333
                                                (thousands)
List of Other Included Managers: NONE
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                     Form 13F INFORMATION TABLE

       COLUMN 1                COLUMN 2        COLUMN 3    COLUMN 4       COLUMN 5      COLUMN 6    COLUMN 7        COLUMN 8
- --------------------------  -------------      --------    --------   ---------------- ----------   --------  --------------------
                                                            VALUE    SHRS OR SH/ PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
    NAME OF ISSUER          TITLE OF CLASS      CUSIP      (x$1000)  PRN AMT PRN CALL  DISCRETION   MANAGERS   SOLE  SHARED  NONE

issuer                             class          CUSIP     value  shares shput/cdiscotherSOLE   SHARENONE
- ----------------------------------------------------------------------------------------------------------------------------------
AMAZON COM INC                     COM            023135106    2210   31000SH     SOLE        31000
AMERICAN INTL GROUP INC            COM            026874107    1969   45535SH     SOLE        45535
ANADARKO PETROLEUM CORP            COM            032511107    1523   24170SH     SOLE        24170
APACHE CORP                        COM            037411105    1608   13309SH     SOLE        13309
APPLIED MATERIALS INC              COM            038222105    2193  112390SH     SOLE       112390
BP PLC                             SPONSORED ADR  055622104    2040   33640SH     SOLE        33640
CEMEX S.A.B DE C.C                 SPONSORED ADR  151290889    1984   75948SH     SOLE        75948
CHEVRON CORP                       COM            166764100    2785   32626SH     SOLE        32626
CITIGROUP INC                      COM            172967101    1853   86500SH     SOLE        86500
COMPANHIA ENERGETICA DE MINAS      SPONSORED ADR  204409601    1967  109042SH     SOLE       109042
CONOCOPHILLIPS                     COM            20825C104    2601   34128SH     SOLE        34128
COSTCO WHSL CORP NEW               COM            22160K105    2167   33350SH     SOLE        33350
CPFL ENERGIA SA                    SPONSORED ADR  126153105    1903   31200SH     SOLE        31200
DAYSTAR TECHNOLOGIES INC           COM            23962Q100     592  200000SH     SOLE       200000
EBAY INC                           COM            278642103    2393   80200SH     SOLE        80200
ECHELON CORP                       COM            27874N105    2308  170948SH     SOLE       170948
ENCANA CORP                        COM            292505104    1550   20336SH     SOLE        20336
EXXON MOBIL CORP                   COM            30231G102    2749   32500SH     SOLE        32500
HALLIBURTON CO                     COM            406216101    2395   60900SH     SOLE        60900
HELIX ENERGY SOLUTIONS GROUP       COM            42330P107    2230   70780SH     SOLE        70780
HERCULES OFFSHORE INC              COM            427093109     745   29663SH     SOLE        29663
HESS CORP                          COM            42809H107    2182   24743SH     SOLE        24743
HONDA MOTOR LTD                    ADR AMER SHS   438128308    1009   35020SH     SOLE        35020
HSBC HLDGS PLC                     SPONSORED ADR N404280406     774    9400SH     SOLE         9400
IMPERIAL OIL LTD                   COM NEW        453038408    2176   41507SH     SOLE        41507
INFOSPACE INC                      COM NEW        45678T201    2453  212030SH     SOLE       212030
L 3 COMMUNICATIONS HLDG CORP       COM            502424104    2168   19830SH     SOLE        19830
LDK SOLAR CO LTD                   SPONSORED ADR  50183L107    2276   84300SH     SOLE        84300
MEMC ELECTR MATLS INC              COM            552715104    3366   47480SH     SOLE        47480
MICROSOFT CORP                     COM            594918104    1094   38558SH     SOLE        38558
NETFLIX COM INC                    COM            64110L106    2401   69280SH     SOLE        69280
NEXEN INC                          COM            65334H102    2223   74878SH     SOLE        74878
NOKIA CORP                         SPONSORED ADR  654902204    1905   59842SH     SOLE        59842
NVIDIA CORP                        COM            67066G104    2014  101785SH     SOLE       101785
OCCIDENTAL PETROLEUM CORP          COM            674599105    2642   36108SH     SOLE        36108
ORACLE CORP                        COM            68389X105    2244  114710SH     SOLE       114710
ORMAT TECHNOLOGIES INC             COM            686688102    3945   91719SH     SOLE        91719
PARAMETRIC TECHNOLOGY CORP         COM NEW        699173209    2201  137760SH     SOLE       137760
PATTERSON-UTI ENERGY INC           COM            703481101    1654   63170SH     SOLE        63170
PEABODY ENERGY CORP                COM            704549104    1368   26830SH     SOLE        26830
PETRO-CANADA                       COM            71644E102    2067   47430SH     SOLE        47430
PETROLEO BRASILEIRO                SPONSORED ADR  71654V101    1959   23130SH     SOLE        23130
PIONEER NATURAL RESOURCES CO       COM            723787107    1671   34020SH     SOLE        34020
PLAINS EXPLORATION & PRODUCT       COM            726505100    2255   42430SH     SOLE        42430
QWEST COMMUNICATIONS INTL INC      COM            749121109    1760  388620SH     SOLE       388620
SCHLUMBERGER LTD                   COM            806857108    2138   24570SH     SOLE        24570
SONY CORP                          AMER SH NEW    835699307    1864   46518SH     SOLE        46518
STATE STREET CORPORATION           COM            857477103    2080   26334SH     SOLE        26334
SUNCOR ENERGY INC                  COM            867229106    1083   11199SH     SOLE        11199
SUNPOWER CORP                      COM            867652109    4933   66200SH     SOLE        66200
SUNTECH PWR HLDGS CO LTD           ADR            86800C104    5265  129811SH     SOLE       129811
TAIWAN SEMICNDCTR MFG CO LTD       SPONSORED ADR  874039100    2237  217838SH     SOLE       217838
TD AMERITRADE HLDG CORP            COM            87236Y108    1904  115310SH     SOLE       115310
TOYOTA MTR CO                      ADR 2 COM      892331307     987    9780SH     SOLE         9780
UNIT CORP                          COM            909218109     799   14110SH     SOLE        14110
VODAFONE GROUP PLC NEW             SPONSORED ADR N92857W209     994   33695SH     SOLE        33695
WHITING PETROLEUM CORP             COM            966387102    2477   38311SH     SOLE        38311

</SEC-DOCUMENT>
-----END PRIVACY-ENHANCED MESSAGE-----